Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Schedule of property and equipment on straight-line basis over useful life of assets
%

Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of changes in liability for product warranty
Balance at January 1, 2015	$684
Provision for warranties issued during the year	1,700
Reduction for payments and costs to satisfy claims	(1,444)

Balance at December 31, 2015	940

Provision for warranties issued during the year	2,984
Reduction for payments and costs to satisfy claims	(1,905)

Balance at December 31, 2016	$2,019

Schedule of fair value method for share-based compensation awards
	Year ended December 31,
	2014	2015	2016

Suboptimal exercise multiple	2.0-10.0	2.0-2.5	1.0-1.5
Risk free interest rate	0.1%-2.5%	0.2%-2.2%	0.3%-2.2%
Volatility	50%-55%	50%-55%	54%-56%
Dividend yield	0%	0%	0%

Schedule of total share based expense included in consolidated statements of income
	Year ended December 31,
	2014	2015	2016

Cost of revenues	$96	$306	$482
Research and development	86	281	217
Sales and marketing	207	537	654
General and administrative	508	1,259	1,641

Total share-based compensation expense	$897	$2,383	$2,994